Post-retirement pension and other defined benefit schemes - Change in fair value of scheme assets (Details) - Scheme assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement
Beginning of year	$ 5,848	$ 6,479
Interest income on scheme assets	289	262
Expenses	(5)	(5)
Actuarial gains/(losses)	85	(315)
Exchange and other adjustments	543	(185)
Employer contributions	186	166
Participant contributions	13	13
Benefits paid	(478)	(451)
Settlements		(116)
End of year	6,481	5,848
Actual return on the plan assets	374	(53)
UK defined benefit plans
Movement
Beginning of year	4,275	4,759
Interest income on scheme assets	232	214
Expenses	(5)	(5)
Actuarial gains/(losses)	61	(370)
Exchange and other adjustments	304	(67)
Employer contributions	65	66
Participant contributions	1	1
Benefits paid	(336)	(323)
End of year	4,597	4,275
SWEDEN
Movement
Beginning of year	1,056	1,068
Interest income on scheme assets	40	33
Actuarial gains/(losses)	25	55
Exchange and other adjustments	202	(98)
Employer contributions	57	50
Benefits paid	(58)	(52)
End of year	1,322	1,056
Rest of Group
Movement
Beginning of year	517	652
Interest income on scheme assets	17	15
Actuarial gains/(losses)	(1)
Exchange and other adjustments	37	(20)
Employer contributions	64	50
Participant contributions	12	12
Benefits paid	(84)	(76)
Settlements		(116)
End of year	$ 562	$ 517